SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Property and Equipment Depreciation Rates
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual periods ranges:

Years
Computers and peripheral equipment	3 - 5
Internal use software	3
Office furniture and equipment	4 - 14

Schedule of Other Intangible Assets Depreciation Rates
Other intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual periods ranges:

Years
Core technology	4 – 8
Customer relationships	3 - 8
Trademarks	2 - 12
Customer backlog	2 - 3

Schedule of Accumulated Other Comprehensive Income, Net
The following tables show the components of accumulated other comprehensive income, net of taxes, as of December 31, 2020 and 2019:

	Year ended December 31, 2020
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$4,131	$2,351	$(39,781)	$(33,299)

Other comprehensive income before reclassifications	$11,249	$4,954	$4,998	21,201
Amounts reclassified from accumulated other comprehensive loss	$(2,095)	$(2,469)	—	(4,564)
Net current-period other comprehensive income	9,154	2,485	4,998	16,637
Ending balance	$13,285	$4,836	$(34,783)	$(16,662)

	Year ended December 31, 2019
	Unrealized losses on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$(1,662)	$(2,715)	$(42,239)	$(46,616)
Other comprehensive loss before reclassifications	6,260	5,495	2,458	14,213
Amounts reclassified from accumulated other comprehensive income (loss)	(467)	(429)	—	(896)
Net current-period other comprehensive loss	5,793	5,066	2,458	13,317
Ending balance	$4,131	$2,351	$(39,781)	$(33,299)